Related Party Transactions - Summary of Significant Related Party Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Interest income from loans provided to related parties	¥ 49	¥ 2,420
Jinsong Group
Related Party Transaction [Line Items]
Purchase from related party		242
Quanfu
Related Party Transaction [Line Items]
Purchase from related party	1,553
JD Group
Related Party Transaction [Line Items]
Service received from related party	566,549	438,431	¥ 363,764
Purchase from related party			10,849
Gulin Group
Related Party Transaction [Line Items]
Purchase from related party		49,115	242,929
Service | Jinsong Group
Related Party Transaction [Line Items]
Net service revenues from related party	61,950	¥ 20,055	¥ 5,936
Service | Quanfu
Related Party Transaction [Line Items]
Net service revenues from related party	2,506
Product | Gulin Group
Related Party Transaction [Line Items]
Net service revenues from related party	134
Property, Plant and Equipment | AiFenLei Group
Related Party Transaction [Line Items]
Purchase from related party	¥ 24,518